Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 9)	12 Months Ended
Dec. 31, 2013
Summary of option outstanding and exercisable
Options outstanding	30,000
2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options outstanding	202,320
Options Exercisable, Options Exercisable	13,354
$ 6.00 [Member] | 2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	6.00
Options outstanding	3,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 9 months 4 days
Options exercisable, Range of Exercise Price	6.00
Options Exercisable, Options Exercisable
$ 7.00 [Member] | 2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	7.00
Options outstanding	3,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 3 months
Options exercisable, Range of Exercise Price	7.00
Options Exercisable, Options Exercisable
$ 9.50 [Member] | 2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	9.50
Options outstanding	3,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 6 months
Options exercisable, Range of Exercise Price	9.50
Options Exercisable, Options Exercisable
$ 10.00 [Member] | 2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	10.00
Options outstanding	12,120
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 22 days
Options exercisable, Range of Exercise Price	10.00
Options Exercisable, Options Exercisable	3,187
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 26 days
$ 11.00 [Member] | 2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	11.00
Options outstanding	3,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 7 days
Options exercisable, Range of Exercise Price	11.00
Options Exercisable, Options Exercisable
$ 12.50 [Member] | 2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	12.50
Options outstanding	78,200
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 2 months 27 days
Options exercisable, Range of Exercise Price	12.50
Options Exercisable, Options Exercisable	10,167
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 3 months 22 days
$ 17.50 [Member] | 2012 Equity Incentive Plan [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	17.50
Options outstanding	100,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 1 month 10 days
Options exercisable, Range of Exercise Price	17.50
Options Exercisable, Options Exercisable